Cash And Cash Equivalents And Short-Term Bank Deposits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Short term deposits not classified as cash equivalents	$ 0	$ 157,631
Interest on cash and cash equivalents and short term deposits not classified as cash and cash equivalents	19,188	7,115
Cash and cash equivalents	122,293	194,471	$ 510,607
Canadian Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	2,438	2,010
US Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	119,569	192,116
Argentina, Pesos
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 286	$ 345
Bottom of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on short term bank deposits	5.00%
Top of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on short term bank deposits	5.20%